Trade Payables and Other Accruals	12 Months Ended
Dec. 31, 2011
Trade Payables and Other Accruals [Abstract]
TRADE PAYABLES AND OTHER ACCRUALS
9.	TRADE PAYABLES AND OTHER ACCRUALS

Trade payables and other accruals consist of the following:

	As of December 31,
	2011	2010
	US$	US$
Trade payables	34,736	19,172
Accrued payroll and staff benefits	5,558	3,999
Accrued expenses and other payables	3,384	1,556

	43,678	24,727